Uncategorized Items	1/1/2014 - 12/31/2014 USD ($)		1/1/2015 - 1/31/2015 USD ($)		1/1/2013 - 12/31/2013 USD ($)
[bpmx_AdjustmentsToAdditionalPaidInCapitalWarrantsForPreferredStockIssued]	845,000
[bpmx_StockIssuedDuringPeriodValueInterestOnPreferredStock]	(159,000)	159,000	(50,000)	50,000
[us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature]	204,000				206,000
[us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue]	1,193,000		99,000		58,000
[us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities]	1,847,000
[us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation]	99,000		38,000
[us-gaap_TemporaryEquityAccretionToRedemptionValue]	(163,000)	163,000	(43,000)	43,000
[us-gaap_TemporaryEquityStockIssuedDuringPeriodValueNewIssues]		6,408,000